Goodwill and Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite Lived Intangible Assets Estimated Economic Lives
Intangible assets consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Computer software, systems and technology	13,623	14,123	2,048
Brand	—	10,300	1,493
Customer relationship	—	13,800	2,001
Less: Accumulated amortization	(8,225)	(14,276)	(2,070)

Total intangible assets, net	5,398	23,947	3,472

Schedule of Estimated Amortization Expense Related to the Existing Intangible Assets
Estimated amortization expense relating
to
the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	US$
For the year ending December 31, 2023	6,192	898
2024	4,378	635
2025	3,805	552
2026	3,790	549
2027	1,490	216